July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares High Yield Muni Active ETF | HIMU | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction & Engineering — 0.1%
TimberHp By Go Lab, Inc.(a)	751,302	$ 1,427,474
Total Common Stocks — 0.1% (Cost: $1,290)		1,427,474

	Par (000)
Corporate Bonds
Ground Transportation — 0.0%
Brightline East LLC, 11.00%, 01/31/30(b)(c)(d)	$5,494	302,170
Total Corporate Bonds — 0.0% (Cost: $4,203,654)		302,170
Municipal Bonds
Alabama — 1.9%
Baldwin County Industrial Development Authority, RB, AMT, 4.30%, 03/01/56(d)(e)	4,680	4,639,832
Black Belt Energy Gas District, RB
Series A, 5.25%, 01/01/54(e)	4,770	4,991,882
Series A, 5.25%, 05/01/56(e)	4,855	4,893,901
Series E, 5.00%, 07/01/33	3,850	3,981,427
Black Belt Energy Gas District, Refunding RB
Series H, 5.00%, 12/01/31	7,700	8,005,724
Series H-1, 5.00%, 01/01/34	2,700	2,794,258
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	880	861,230
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	2,230	2,316,540
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(e)	2,065	2,189,453
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(e)	5,620	6,163,222
MidCity Improvement District, SAB
4.50%, 11/01/42	745	687,908
4.75%, 11/01/49	795	702,925
Mobile County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/54	1,500	1,445,448
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(d)	1,020	1,033,687
		44,707,437
Alaska — 0.1%
Municipality of Anchorage Refunding RB, Series A, AMT, 5.50%, 02/01/56	3,000	3,126,238
Arizona — 1.5%
Arizona Industrial Development Authority, RB(d)
7.10%, 01/01/55	4,400	4,406,558
Series A, 5.00%, 12/15/39	150	148,411
Series A, 5.00%, 07/01/49	1,440	1,305,786
Series A, 5.00%, 07/01/54	1,110	978,215
Series B, 5.13%, 07/01/47	420	398,417
Series B, 5.25%, 07/01/51	570	531,623
Sustainability Bonds, 5.00%, 07/01/45	1,135	1,045,757
Sustainability Bonds, 5.00%, 07/01/55	1,215	1,040,079
Arizona Industrial Development Authority, Refunding RB, 5.50%, 07/01/52(d)	2,970	2,589,028
Security	Par (000)	Value
Arizona (continued)
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	$275	$ 241,434
Industrial Development Authority of the County of Pima, Refunding RB(d)
4.00%, 06/15/51	6,995	5,162,459
5.00%, 07/01/56	1,255	969,793
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(d)	1,340	1,260,490
Maricopa County Industrial Development Authority, RB
5.25%, 10/01/40(d)	1,255	1,093,419
5.50%, 10/01/51(d)	1,255	1,029,555
Series A, 3.00%, 09/01/51	2,995	2,093,179
Maricopa County Industrial Development Authority, RB, M/F Housing, Subordinate, 8.00%, 06/01/66(d)(e)	1,500	1,466,484
Salt River Project Agricultural Improvement & Power District, RB, Series C, 5.25%, 01/01/55	3,825	4,018,111
Sierra Vista Industrial Development Authority, RB(d)
5.00%, 06/15/34	150	148,955
5.38%, 06/15/34	185	189,003
5.00%, 06/15/44	1,340	1,218,040
6.00%, 06/15/44	545	547,207
5.00%, 06/15/54	2,685	2,244,724
6.30%, 06/15/54	890	883,091
		35,009,818
Arkansas — 1.7%
Arkansas Development Finance Authority, RB
7.38%, 07/01/56(d)	18,000	18,569,779
AMT, 4.88%, 07/01/56(d)(e)	5,600	5,758,291
AMT, Sustainability Bonds, 5.70%, 05/01/53	2,040	2,093,457
AMT, Sustainable Bonds, 7.00%, 07/01/48(d)	5,100	5,586,319
Sustainable Bonds, 7.50%, 07/01/48(d)	7,700	8,507,158
		40,515,004
California — 8.3%
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	4,800	3,470,360
California Housing Finance Agency, RB, M/F Housing(d)
Class I, 5.80%, 04/01/36	5,515	5,391,077
Class II, 6.85%, 04/01/36	1,154	1,129,201
Series P-S, Subordinate, 8.00%, 07/01/67(e)	5,905	5,935,947
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(d)(e)	57,380	36,723,200
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,258,485
California Municipal Finance Authority, RB
5.50%, 09/01/56	1,400	1,493,683
Series A, 5.00%, 05/01/34(d)	250	256,324
Series A, 5.50%, 05/01/44(d)	350	354,236
Series A, 5.75%, 05/01/54(d)	435	435,542
Series A, 5.88%, 05/01/59(d)	190	190,920
AMT, 5.00%, 01/01/41(d)	1,815	1,833,305
California Municipal Finance Authority, RB, M/F Housing
6.00%, 02/01/38(e)	7,780	7,596,906
7.10%, 02/01/38(e)	3,100	3,053,925
6.00%, 06/01/38(d)(e)	2,700	2,654,224
7.10%, 06/01/38(d)(e)	1,300	1,281,636
Series A, 6.10%, 12/01/37	3,325	3,271,837

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
California Municipal Finance Authority, RB, M/F Housing (continued)
Series A, 6.05%, 07/01/41(d)	$6,175	$ 6,175,000
Series B, 7.10%, 12/01/37	2,875	2,831,169
Series B, 7.05%, 07/01/41(d)	1,715	1,704,107
Subordinate, 9.00%, 06/01/56(d)(e)	4,725	4,656,911
Subordinate, 8.00%, 08/01/56(d)(e)	1,185	1,161,796
Subordinate, 9.50%, 08/01/56(d)(e)	3,125	3,115,506
Series A-S, Subordinate, 8.00%, 09/01/55(d)(e)	2,390	2,427,406
Series A-S, Subordinate, 8.13%, 08/01/56(d)(e)	1,450	1,441,850
California Municipal Finance Authority, ST
Series A, 5.00%, 09/01/44	325	331,342
Series A, 5.00%, 09/01/49	675	671,169
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(d)	7,445	6,971,272
California School Finance Authority, RB(d)
Series A, 7.00%, 06/01/54	1,780	1,613,566
Series B, 9.00%, 06/01/34	180	181,046
California State University, RB, Series C, 3.00%, 11/01/51	5,000	3,635,643
California Statewide Communities Development Authority, RB, M/F Housing(d)
Class I, 5.80%, 06/01/36	3,160	3,058,622
Class II, 6.85%, 06/01/36	1,800	1,744,831
Subordinate, 7.50%, 01/01/37	1,865	1,801,388
Subordinate, 7.50%, 03/01/68	2,990	3,015,058
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(d)(f)	65,000	3,972,196
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.25%, 05/15/47	1,120	1,154,059
Series D, AMT, Subordinate, 4.00%, 05/15/51	16,285	14,303,384
CSCDA Community Improvement Authority, RB, M/F Housing(d)
Series A, 3.00%, 09/01/56	5,550	3,725,234
Sustainability Bonds, 4.00%, 07/01/56	1,660	1,242,824
Sustainability Bonds, 4.00%, 07/01/58	1,405	740,183
Series B, Sustainability Bonds, 4.00%, 07/01/58	1,585	751,589
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(f)	359,780	33,630,292
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(d)	4,420	2,269,023
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(f)	13,205	6,620,864
Rancho Mirage Community Facilities District, ST, Series A, 5.00%, 09/01/49	1,030	1,024,154
Sacramento Housing Authority, RB, M/F Housing(d)
Class IA, 5.80%, 07/01/38	1,500	1,430,387
Class IA, 6.80%, 07/01/38	3,600	3,441,360
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	1,965	1,654,242
		199,828,281
Colorado — 5.3%
Aurora Crossroads Metropolitan District No. 2, Refunding GOL, CAB
Series A-1, 6.25%, 12/01/55	9,500	8,922,144
Series A-2, 6.50%, 12/01/55	2,450	2,293,319
Security	Par (000)	Value
Colorado (continued)
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(d)	$2,335	$ 1,920,976
Baseline Metropolitan District No. 1, GO, Series B, Subordinate, 6.75%, 12/15/54	1,780	1,768,880
Canyons Metropolitan District No. 5, Refunding GOL, Series B, Subordinate, 6.50%, 12/15/54	1,625	1,594,248
Cascade Ridge Metropolitan District, GOL, 5.00%, 12/01/51	3,000	2,602,865
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(d)	820	799,497
City & County of Denver Colorado Dedicated Excise Tax Revenue, RB, Series A, 4.00%, 08/01/51	6,450	5,675,087
Colorado Educational & Cultural Facilities Authority, RB(d)
Series A-1, Senior Lien, 6.88%, 02/01/59	2,520	2,628,458
Series B, Subordinate Lien, 8.50%, 02/01/59	12,560	13,856,918
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(d)	540	524,445
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	780	817,681
Series A, 5.00%, 05/15/35	1,255	1,156,651
Series A, 5.00%, 05/15/44	1,415	1,141,889
Series A, 5.00%, 05/15/49	2,175	1,650,945
Colorado Health Facilities Authority, Refunding RB, Series A, 3.00%, 11/15/51	26,210	18,290,082
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	1,242	1,175,858
Copperleaf Metropolitan District No. 5, Refunding GOL
Series A, 6.25%, 12/01/45	1,050	1,080,109
Series A, 6.50%, 12/01/55	1,470	1,508,595
Creekwalk Marketplace Business Improvement District, Refunding RB
Series A, 6.00%, 12/01/54	6,560	6,545,491
Series B, 8.00%, 12/15/54	1,710	1,677,723
Eagle Brook Meadows Metropolitan District No. 3, GOL, Series 2021, 5.00%, 12/01/51	1,600	1,481,316
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33	700	717,279
Fletcher Regional Improvement Authority, RB, Series A, 5.88%, 12/01/56(d)	1,910	1,851,765
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(d)	1,100	1,083,678
Green Valley Ranch East Metropolitan District No. 9, GOL, CAB, Series A, 6.50%, 12/01/55	1,450	1,201,000
Haymeadow Metropolitan District No. 1, GOL, Series A, 6.13%, 12/01/54	1,625	1,658,284
Home Place Metropolitan District, GOL, Series A, 5.75%, 12/01/50	2,336	2,341,736
Horizon Metropolitan District No. 2, GOL, 4.50%, 12/01/51(d)	1,675	1,308,237
Independence Metropolitan District No. 3, GOL, Series B, Subordinate, 7.13%, 12/15/54	654	638,841
Lanterns Metropolitan District No. 2, GOL, Series A, 4.50%, 12/01/50	1,810	1,396,089
Longs Peak Metropolitan District, GOL, 5.25%, 12/01/51(d)	8,250	8,001,668
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	2,077,723
North Range Metropolitan District No. 3, GOL, Series A, 5.25%, 12/01/50	1,000	1,003,580
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Orchard Park Place South Metropolitan District, GOL, 6.00%, 12/01/54(d)	$3,000	$ 2,957,246
Palisade Metropolitan District No. 2, Refunding RB, CAB, Series B, Convertible, 5.88%, 12/15/54(d)	2,595	2,550,831
Pinery Meadows Metropolitan District No. 1, GOL, Series A, 08/01/56(g)	670	669,997
Piney Lake Trails Metropolitan District No. 1, GOL, Series A, 5.88%, 12/01/55	790	791,668
Poudre Heights Valley Metropolitan District, GOL, Series A, 5.50%, 12/01/54(d)	975	915,735
Prairie Point Community Authority Board Special Improvement District No. 1, SAB, 5.75%, 12/01/45	1,350	1,365,973
Redtail Ridge Metropolitan District, GOL, CAB, 0.00%, 12/01/32(f)	12,227	7,934,688
Riverpark Metropolitan District/Arapahoe County, GOL
6.00%, 12/01/42	650	666,271
6.38%, 12/01/54	1,000	1,018,009
Smith Metropolitan District No. 3, GOL, Series A, 6.00%, 12/01/55	725	724,177
Sojourn at Idlewild Metropolitan District, GOL, Series A, 6.13%, 12/01/55(d)	1,000	1,022,104
St Vrain Lakes Metropolitan District No. 4, GOL, CAB, Series A, 6.75%, 09/20/54(d)	2,700	2,021,884
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	2,595	2,402,509
Westcreek Metropolitan District No. 2, GOL, Series A, 5.38%, 12/01/48	778	769,681
		128,203,830
Connecticut — 1.0%
Aquarion Water Authority, RB, CAB(f)
Series C, 0.00%, 08/01/47	2,500	882,347
Series C, 0.00%, 08/01/48	2,900	957,842
Series C, 0.00%, 08/01/49	2,450	757,714
Series C, 0.00%, 08/01/50	2,150	628,825
Series C, 0.00%, 08/01/51	1,850	511,052
Series C, 0.00%, 08/01/52	1,600	417,786
Series C, 0.00%, 08/01/53	650	159,845
Series C, 0.00%, 08/01/54	825	191,500
Series C, 0.00%, 08/01/55	1,000	218,613
Series E, Subordinate, 0.00%, 08/01/47	2,900	989,478
Series E, Subordinate, 0.00%, 08/01/49	2,600	778,588
Series E, Subordinate, 0.00%, 08/01/51	1,175	312,640
Series E, Subordinate, 0.00%, 08/01/53	725	170,197
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/55(d)	1,500	1,254,746
Series A, Sustainability Bonds, 5.38%, 07/01/54	2,915	2,725,471
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(d)	10,075	10,151,243
Stamford Housing Authority, Refunding RB
Series A, 6.50%, 10/01/55	1,325	1,368,525
Series A, 6.25%, 10/01/60	920	929,597
		23,406,009
Delaware — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(d)	3,593	3,554,609
County of Kent Delaware, RB, Series A, 5.00%, 07/01/53	1,000	912,211
Delaware State Housing Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 07/01/51(g)	2,685	2,596,895
Town of Bridgeville Delaware, ST, 5.25%, 07/01/44(d)	135	135,226
Security	Par (000)	Value
Delaware (continued)
Town of Milton Delaware, ST(d)
5.70%, 09/01/44	$600	$ 608,449
5.95%, 09/01/53	1,000	1,002,412
		8,809,802
District of Columbia — 1.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, 4.80%, 09/01/47	3,850	3,766,291
District of Columbia Tobacco Settlement Financing Corp., RB(f)
Series A, 0.00%, 06/15/46	61,960	13,488,252
Series B, 0.00%, 06/15/46	51,345	9,452,866
Series C, 0.00%, 06/15/55	57,200	4,983,870
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	225	231,671
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	880	964,213
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Lien, (AGM), 0.00%, 10/01/30(f)	3,005	2,608,743
Series B, Subordinate, 4.00%, 10/01/49	2,170	1,868,385
		37,364,291
Florida — 14.7%
Alachua County Health Facilities Authority, RB, 4.00%, 12/01/49	2,560	2,186,446
Alachua County Housing Finance Authority, RB, M/F Housing, Series A, 6.30%, 07/01/55(d)(e)	1,250	1,260,996
Angeline Community Development District, SAB
5.50%, 05/01/45	515	518,828
5.75%, 05/01/56	1,340	1,318,392
Antillia Community Development District, SAB, 5.60%, 05/01/44	385	392,224
Ave Maria Stewardship Community District, Refunding SAB, 4.00%, 05/01/52	250	197,254
Ave Maria Stewardship Community District, SAB
4.00%, 05/01/51	135	107,654
5.60%, 05/01/56	1,265	1,224,958
Babcock Ranch Community Independent Special District, SAB, 4.00%, 05/01/50	105	87,782
Bella Collina Community Development District, SAB
5.00%, 05/01/44	180	179,776
5.30%, 05/01/55	550	538,665
Bella Tara Community Development District, SAB
5.88%, 05/01/45	1,210	1,248,122
6.13%, 05/01/56	1,840	1,872,320
Bellehaven Community Development District, SAB
5.80%, 05/01/45	1,380	1,423,117
6.05%, 05/01/55	520	527,585
Berry Bay II Community Development District, SAB, Series 2024, 5.45%, 05/01/54	255	240,711
Braddock Lakes Community Development District, SAB
5.55%, 05/01/45	1,215	1,211,303
5.75%, 05/01/55	1,670	1,614,731
Brevard County Health Facilities Authority, Refunding RB(d)
4.00%, 11/15/45	4,040	3,269,101
4.00%, 11/15/55	5,960	4,282,869
Brightshore Community Development District, SAB, 5.70%, 05/01/57	3,495	3,368,360
Buckhead Trails Community Development District, SAB
5.60%, 05/01/44	235	239,559

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Buckhead Trails Community Development District, SAB (continued)
5.88%, 05/01/54	$575	$ 580,796
Series 2022, 5.63%, 05/01/42	740	767,708
Series 2022, 5.75%, 05/01/52	495	497,755
Buckhead Trails II Community Development District, SAB
Series 2026, 5.50%, 05/01/46	650	649,224
Series 2026, 5.80%, 05/01/56	800	788,268
Capital Projects Finance Authority, RB(d)
6.13%, 06/15/44	210	216,438
Series B-1, 9.00%, 06/15/42	420	420,144
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,105	2,108,674
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(d)	2,125	2,052,592
4.88%, 06/15/56(d)	6,670	5,217,524
Series A, 5.00%, 06/15/49(d)	500	450,031
Series A, 5.75%, 06/01/54(d)	1,925	1,682,707
Series A, 5.00%, 12/15/54	1,050	918,605
Series B, 0.00%, 01/01/35(f)	2,660	1,599,486
Series B, 0.00%, 01/01/60(f)	64,500	5,646,562
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(d)(f)	29,885	2,525,617
Capital Trust Authority, RB(d)
6.13%, 07/01/55	1,915	1,892,971
8.50%, 07/01/57	4,050	3,992,211
Series A, 5.00%, 07/01/44	680	632,872
Series A, 5.25%, 07/01/54	1,190	1,053,787
Capital Trust Authority, Refunding RB(d)
Series A, 4.75%, 06/15/40	405	384,187
Series A, 5.13%, 06/15/50	375	342,338
Series A, 5.25%, 06/15/59	525	469,784
Celebration Pointe Community Development District No. 1, SAB, 5.00%, 05/01/34(b)(c)	1,180	944,000
Center Lake Ranch West Community Development District, SAB, 5.60%, 05/01/55(d)	800	782,921
Central Parc Community Development District, SAB
5.70%, 05/01/44	5	5,040
6.00%, 05/01/54	650	647,275
City of Fort Lauderdale Florida, SAB, 4.00%, 07/01/42(d)	760	676,005
City of Pompano Beach Florida, Refunding RB, 4.00%, 09/01/50	4,900	4,091,329
City of Tampa Florida, RB, CAB, Series A, 0.00%, 09/01/53(f)	7,715	1,882,168
Coastal Ridge Community Development District, SAB
5.75%, 05/01/45	2,205	2,266,443
6.00%, 05/01/55	1,700	1,720,324
Connerton East Community Development District, SAB
5.25%, 06/15/45	570	573,585
5.50%, 06/15/55	775	759,194
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	500	499,228
County of Lake Florida, RB, 5.00%, 01/15/49(d)	825	716,375
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Series A, 5.00%, 10/01/55	10,000	10,232,643
County of Okaloosa Florida, RB(d)
5.50%, 05/15/45	1,325	1,360,635
5.75%, 05/15/60	690	695,403
Security	Par (000)	Value
Florida (continued)
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(f)
Series A-2, 0.00%, 10/01/48	$5,125	$ 1,536,827
Series A-2, 0.00%, 10/01/49	1,770	497,066
Crossings Community Development District, SAB, 5.60%, 05/01/54	415	406,352
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	380	381,127
Curiosity Creek Community Development District, SAB(d)
5.40%, 05/01/44	280	280,159
5.70%, 05/01/55	470	456,887
5.88%, 05/01/56	2,450	2,392,726
Cypress Creek Reserve Community Development District, SAB
5.75%, 05/01/45	570	588,690
6.00%, 05/01/56	1,150	1,167,433
Cypress Reserve Community Development District, SAB(d)
5.60%, 05/01/45	1,750	1,761,685
5.80%, 05/01/56	2,375	2,333,638
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	985	1,005,710
Dowden Central Community Development District, SAB, 5.60%, 05/01/56	715	687,490
East Nassau Stewardship District, SAB, Series 2025, 6.25%, 05/01/56	5,000	5,102,439
East Ridge Community Development District, SAB, 5.65%, 05/01/46	1,095	1,080,893
Elevation Pointe Community Development District, SAB
Series A-1, 4.40%, 05/01/42	700	656,338
Series A-1, 4.60%, 05/01/52	1,090	973,731
Series A-2, 4.40%, 05/01/32	2,200	2,193,883
Enclave at Lake Geneva Community Development District, SAB, 6.00%, 05/01/56	1,290	1,267,995
Escambia County Health Facilities Authority, Refunding RB
(AGM), 3.00%, 08/15/50	10,000	7,188,401
4.00%, 08/15/50	6,530	5,518,251
Feed Mill Community Development District, SAB, 5.88%, 05/01/56	3,500	3,456,260
Firethorn Community Development District, SAB, 5.60%, 05/01/55	825	799,501
Florida Development Finance Corp., RB
5.25%, 06/01/55(d)	5,230	4,948,030
5.25%, 08/01/55	5,000	5,081,992
Series A, 5.75%, 06/15/29(d)	535	535,411
Series A, 6.00%, 06/15/34(d)	835	835,642
Series A, 4.00%, 06/15/52	2,875	2,345,223
Series A, 5.00%, 06/15/56	1,525	1,441,501
Series A, 5.13%, 06/15/55(d)	10,375	8,606,635
Series B, 4.50%, 12/15/56(d)	5,945	3,833,360
Series C, 5.75%, 12/15/56(d)	2,030	1,498,142
AMT, 5.00%, 05/01/29(d)	3,550	3,572,522
AMT, 4.55%, 06/01/46(d)(e)	3,950	3,948,664
Series A, AMT, 4.38%, 10/01/54(d)(e)	2,275	2,282,065
Series A, AMT, 10.00%, 07/15/59(b)(d)(e)	15,025	4,207,000
Florida Development Finance Corp., Refunding RB
Series A, 4.00%, 06/01/46(d)	1,700	1,399,129
Series A, 4.00%, 06/01/55(d)	2,750	2,051,399
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., Refunding RB (continued)
AMT, 12.00%, 07/15/32(b)(c)(d)(e)	$15,525	$ 4,347,000
AMT, (AGM), 5.25%, 07/01/53	9,900	9,675,265
Florida Local Government Finance Commission, RB, 6.88%, 11/15/64(d)	4,800	5,051,671
Gardens at Hammock Beach Community Development District, SAB
Series 1, 4.80%, 05/01/31	195	196,357
Series 1, 5.38%, 05/01/44	305	308,535
Series 1, 5.65%, 05/01/54	520	517,030
Series 2, 5.00%, 05/01/31	180	181,247
Series 2, 5.60%, 05/01/44	600	609,734
Series 2, 5.88%, 05/01/55	165	165,725
Gas Worx Community Development District, SAB, 6.00%, 05/01/57(d)	1,800	1,815,344
GIR East Community Development District, SAB
4.30%, 05/01/32	435	431,390
5.30%, 05/01/45	1,000	987,571
Golden Gem Community Development District, SAB
5.70%, 05/01/44	2,900	2,928,617
6.00%, 05/01/55	1,010	1,011,621
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	910	852,117
4.50%, 05/01/52	1,015	895,235
Greater Orlando Aviation Authority, ARB
AMT, 5.25%, 11/01/35	640	674,144
AMT, 5.50%, 11/01/36	3,460	3,706,558
Series A, AMT, 4.00%, 10/01/52	7,685	6,452,367
Greenbriar Community Development District, SAB
5.65%, 05/01/45	585	598,489
5.88%, 05/01/54	705	709,932
5.70%, 05/01/58	1,150	1,117,434
Hammock Oaks Community Development District, SAB
5.85%, 05/01/44	110	112,044
5.55%, 05/01/45(d)	780	787,157
6.15%, 05/01/54	770	774,123
5.75%, 05/01/55(d)	1,165	1,145,258
Harbor Reserve Community Development District, SAB, Series 2025, 5.75%, 05/01/56	3,255	3,136,084
Harvest Hills South Community Development District, SAB, 5.75%, 05/01/56	2,060	1,993,041
Highland Trails Community Development District, SAB, 5.85%, 05/01/56	1,450	1,413,079
Hillcrest Preserve Community Development District, SAB, 5.30%, 05/01/54(d)	890	839,358
Hillsborough County Industrial Development Authority, RB, 3.50%, 08/01/55	5,300	3,982,275
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 4.13%, 11/15/51	5,000	4,544,131
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	635	642,131
Hyde Park Community Development District No. 1, SAB
Series A, 4.75%, 05/01/31	290	290,565
Series A, 5.35%, 05/01/44	425	425,496
Series A, 5.63%, 05/01/55	690	672,006
Ibis Landing Community Development District, SAB
5.70%, 06/15/45	365	378,274
5.88%, 06/15/55	475	481,844
KD52 Community Development District No. 1, SAB, 5.00%, 05/01/35	1,220	1,205,748
Security	Par (000)	Value
Florida (continued)
Kings Creek I Community Development District, SAB
5.75%, 05/01/45	$795	$ 812,902
6.00%, 05/01/55	795	799,840
Kissimmee Park Community Development District, SAB
5.88%, 05/01/45	1,110	1,144,971
6.13%, 05/01/56	900	915,809
Lake Flores Community Development District, SAB
5.45%, 05/01/46	715	713,287
5.75%, 05/01/56	1,040	1,023,229
Lakes of Sarasota Community Development District, SAB
Series A, 4.75%, 05/01/31	350	350,497
Series A, 5.30%, 05/01/44	425	422,066
Series A, 5.60%, 05/01/55	695	669,767
Lakeside Preserve Community Development District, SAB, Series 2023, 6.38%, 05/01/54	855	884,663
Lakewood Ranch Stewardship District, SAB
4.95%, 05/01/29(d)	90	92,118
4.63%, 05/01/31	215	219,945
5.50%, 05/01/39(d)	100	102,302
5.50%, 05/01/40	1,390	1,471,901
5.30%, 05/01/44	385	394,546
5.80%, 05/01/45	1,665	1,761,231
5.65%, 05/01/48(d)	130	131,383
4.50%, 05/01/49	805	725,306
4.00%, 05/01/52	790	640,022
5.55%, 05/01/54	180	181,329
6.00%, 05/01/56	4,695	4,867,479
Series 1B, 4.75%, 05/01/29	540	548,531
Lakewood Ranch Stewardship District, SAB, S/F Housing, 4.00%, 05/01/50	760	628,151
Lee County Industrial Development Authority Refunding RB, 5.75%, 10/01/50(d)	1,145	1,155,097
Lee County Industrial Development Authority, RB
5.25%, 11/15/54	2,340	2,360,118
Series B-1, 4.75%, 11/15/29	985	986,885
Lowery Hills Community Development District, SAB(d)
5.63%, 05/01/45	565	566,471
5.85%, 05/01/55	780	763,770
LT Ranch Community Development District, SAB
5.50%, 05/01/44	795	821,746
5.85%, 05/01/54	600	613,022
LTC Ranch West Residential Community Development District, Refunding SAB
Series AA4, 5.38%, 05/01/44	5	4,913
Series AA4, 5.65%, 05/01/54	1,130	1,088,490
LTC Ranch West Residential Community Development District, SAB
Series AA2, 5.70%, 05/01/44	185	186,826
Series AA2, 6.00%, 05/01/54	250	248,952
Malabar Springs Community Development District, SAB
5.20%, 05/01/44	20	19,793
5.50%, 05/01/54	805	781,474
Marion Ranch Community Development District, SAB
5.10%, 05/01/31	185	187,264
5.70%, 05/01/44	10	10,111
5.95%, 05/01/54	220	220,510
Mckendree Pointe Community Development District, SAB, 6.00%, 05/01/56	1,795	1,766,795
New Port Corners Community Development District, SAB, 5.50%, 06/15/55(d)	900	871,686

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Newfield Community Development District, SAB
5.63%, 05/01/45	$1,805	$ 1,842,231
5.90%, 05/01/56	1,150	1,158,897
Normandy Community Development District, SAB, 5.55%, 05/01/54(d)	1,485	1,393,082
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	125	127,648
Series A, 6.00%, 05/01/54	220	222,002
Northlake Stewardship District, SAB, 5.75%, 05/01/56	800	775,076
Ormond Crossings West Community Development District, SAB
5.75%, 11/01/47	1,850	1,825,144
6.00%, 11/01/57	2,150	2,079,865
Palmetto Ridge Community Development District, SAB
5.45%, 05/01/46	1,000	986,914
5.70%, 05/01/55	1,600	1,555,359
5.80%, 05/01/56	975	947,407
Parrish Lakes Community Development District, SAB
5.50%, 05/01/44	40	40,366
5.80%, 05/01/54	245	244,623
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	460	472,354
5.88%, 05/01/54	375	378,546
6.05%, 05/01/54	870	883,838
Pinery Community Development District, SAB, 5.88%, 05/01/56	1,600	1,556,145
Poitras East Community Development District, SAB
5.00%, 05/01/43	460	465,114
5.25%, 05/01/52	1,650	1,615,911
Reflection Bay Community Development District, SAB, 5.88%, 05/01/55	750	752,731
Reunion East Community Development District, SAB, Series 2021, 4.00%, 05/01/51	2,965	2,390,043
Rustic Oaks Community Development District, SAB, 4.00%, 05/01/52	1,400	1,117,639
Sandridge Community Development District, SAB, Series A1, 4.00%, 05/01/51	600	506,379
Seminole County Industrial Development Authority, Refunding RB, 5.25%, 11/15/39	2,030	1,994,870
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(d)	870	842,829
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	355	345,915
Solaeris Community Development District, SAB, 6.30%, 05/01/56(d)	3,000	3,040,621
Somerset Bay Community Development District, SAB(d)
4.85%, 05/01/31	205	207,729
5.63%, 05/01/44	715	725,457
5.90%, 05/01/54	705	704,880
South Broward Hospital District, RB
(BAM-TCRS), 3.00%, 05/01/51	415	302,068
Series A, 3.00%, 05/01/51	16,840	11,952,102
Southern Groves Community Development District No. 5, SAB
4.00%, 05/01/30	120	120,545
4.30%, 05/01/40	805	769,441
Security	Par (000)	Value
Florida (continued)
Southern Groves Community Development District No. 5, SAB (continued)
4.50%, 05/01/46	$600	$ 551,334
St. Johns County Industrial Development Authority, Refunding RB, 4.00%, 08/01/55	2,700	2,206,571
Starling Community Development District, SAB, 5.60%, 05/01/56(d)	1,610	1,539,352
State of Florida Department of Transportation Turnpike System Revenue, RB, Series B, 3.00%, 07/01/49	1,000	732,061
Sugarloaf Community Development District, SAB
5.38%, 12/15/46	500	499,296
5.63%, 12/15/55	620	602,211
Sunrise Community Development District, SAB, 5.88%, 05/01/55(d)	2,300	2,199,425
Sunstone Community Development District, SAB, 5.80%, 05/01/56	800	773,062
Talavera Community Development District, SAB, 4.35%, 05/01/40	520	486,143
Three Rivers Community Development District, SAB, 5.75%, 05/01/56	3,660	3,487,423
Tolomato Community Development District, SAB, Series 2023, 4.00%, 05/01/51	115	93,307
Tradition Community Development District No. 9, SAB
5.40%, 05/01/45	555	557,425
5.65%, 05/01/56	775	760,210
Trout Creek Community Development District, SAB, 5.38%, 05/01/38	670	678,279
Two Rivers West Community Development District, SAB
Series 2024, 4.80%, 05/01/31	185	186,486
Series 2024, 5.63%, 05/01/44	750	763,820
Series 2024, 5.88%, 05/01/54	895	898,467
Village Community Development District No. 14, SAB
5.38%, 05/01/42	3,115	3,172,758
5.50%, 05/01/53	2,325	2,346,005
Vivid Shores Community Development District, SAB, 5.63%, 05/01/56	1,700	1,661,557
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	2,680	2,658,931
West Villages Improvement District, SAB
4.75%, 05/01/39	885	860,655
5.38%, 05/01/44	495	499,480
5.00%, 05/01/50	1,415	1,365,094
5.63%, 05/01/54	355	347,862
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	640	647,013
Wildblue Community Development District, SAB, 5.75%, 05/01/56	625	615,787
Willow Creek II Community Development District, SAB, 5.63%, 05/01/56	500	482,510
Windward at Lakewood Ranch Community Development District, SAB, 4.25%, 05/01/52	900	747,196
		353,348,485
Georgia — 1.2%
Atlanta Development Authority, TA(d)
Series A, 5.00%, 04/01/34	1,720	1,744,688
Series A, 5.50%, 04/01/39	2,640	2,678,052
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
City of Atlanta GA Water & Wastewater Revenue, Refunding RB, Sustainable Bonds, 5.25%, 11/01/56	$5,480	$ 5,792,896
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(d)	690	668,063
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)(c)(d)	875	586,250
Main Street Energy, Inc., RB, Series D, 5.00%, 12/01/33	3,850	3,996,948
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	3,050	3,016,548
Series A, 5.00%, 06/01/53(e)	2,000	2,068,076
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	2,765	2,780,871
Newnan Housing Authority, RB, M/F Housing, (FHLMC), 6.00%, 08/01/44(e)	5,360	5,298,752
		28,631,144
Idaho — 0.7%
DBR Series 2026-2 Wilson Creek Trust, RB, M/F Housing, Subordinate, 10.98%, 07/01/66(e)	5,500	5,582,348
Idaho Health Facilities Authority, Refunding RB
3.50%, 09/01/33	375	334,897
(AGM-CR), 3.00%, 03/01/51	2,375	1,647,407
Idaho Housing & Finance Association, RB, Series C, 5.00%, 12/01/46(d)	1,000	923,286
Idaho Housing & Finance Association, RB, M/F Housing, (FHLMC), 5.75%, 08/01/45(d)(e)	5,155	5,134,007
Idaho Housing & Finance Association, Refunding RB, 6.00%, 03/01/61(d)	750	750,239
Idaho Housing & Finance Association, Refunding RB, CAB, 0.00%, 03/01/62(d)(f)	2,071	1,074,544
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	265	265,807
Spring Valley Community Infrastructure District No. 1, GO
4.00%, 09/01/27	125	124,868
4.00%, 09/01/30	140	136,441
4.00%, 09/01/31	75	72,439
4.20%, 09/01/34	165	156,277
4.30%, 09/01/35	170	160,648
4.60%, 09/01/38	195	183,093
4.65%, 09/01/40	200	187,168
5.13%, 09/01/45	405	403,921
5.50%, 09/01/55	675	660,422
		17,797,812
Illinois — 1.6%
Chicago Board of Education, GO
Series A, 4.00%, 12/01/47	6,000	4,747,927
Series A, 6.25%, 12/01/50	6,330	6,583,273
Series D, 5.00%, 12/01/46	800	728,648
Chicago Board of Education, Refunding GO, Series B, 6.00%, 12/01/44	4,415	4,588,539
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.50%, 12/01/59	7,900	8,319,999
County of Cook Illinois, RB, 6.50%, 01/01/45	2,300	2,344,287
Illinois Finance Authority, Refunding RB
5.25%, 08/01/35(d)	1,190	1,195,727
5.38%, 11/01/55	2,650	2,592,507
Security	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, CAB, (AGM-CR), 0.00%, 12/15/56(f)	$5,000	$ 1,063,014
Metropolitan Water Reclamation District of Greater Chicago, GOL, Series A, Sustainable Bonds, 4.00%, 12/01/51	1,000	877,651
State of Illinois, GO, Series C, (BAM-TCRS), 4.00%, 10/01/48	5,160	4,608,325
Village of Lincolnwood Illinois, COP, Series B, 5.75%, 12/01/43(d)	935	950,332
		38,600,229
Indiana — 0.5%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(d)	635	649,146
Indiana Finance Authority, RB
Series A, 6.13%, 10/15/45(d)	965	970,115
Series A, 6.38%, 10/15/55(d)	725	721,136
Series A, AMT, 6.75%, 05/01/39	2,785	3,051,948
Indiana Finance Authority, Refunding RB
Series A, 5.25%, 03/01/50	1,725	1,736,574
Series A, 5.38%, 03/01/55	2,035	2,047,157
Town of Whitestown, Refunding TA, 6.00%, 09/01/50(d)	1,980	1,961,893
		11,137,969
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	3,250	3,026,336
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	1,000	839,325
		3,865,661
Kansas — 0.1%
City of Manhattan Kansas, RB, Series A, 5.50%, 06/01/55	560	563,077
City of Shawnee Kansas, RB(d)
5.00%, 08/01/41	770	687,977
5.00%, 08/01/56	1,900	1,510,375
		2,761,429
Kentucky — 0.1%
City of Henderson Kentucky, RB, Series B, AMT, 4.45%, 01/01/42(d)	2,540	2,499,583
Louisiana — 0.4%
Juban Crossing Community Development District, SAB, Series A, 6.25%, 06/01/54	3,000	3,089,412
Louisiana Public Facilities Authority, RB(d)
Series A, 6.50%, 06/01/62	855	728,290
Class R2, AMT, 6.50%, 10/01/53	2,160	2,260,550
Parish of St. James Louisiana, RB
3.70%, 08/01/41(e)	900	901,376
Series 2, 6.35%, 07/01/40(d)	3,160	3,380,330
		10,359,958
Maine — 0.6%
Finance Authority of Maine, RB
Series B, 9.50%, 06/01/32	1,250	1,061,978
Series A, AMT, 8.50%, 06/01/32	1,250	1,062,072
AMT, Sustainability Bonds, 8.50%, 06/01/35(b)(c)	7,148	3,700,930

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maine (continued)
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(d)(e)	$1,300	$ 1,337,334
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(d)	8,100	7,473,743
		14,636,057
Maryland — 0.9%
City of Baltimore Maryland, RB
4.88%, 06/01/42	260	264,633
5.00%, 06/01/51	780	777,728
5.25%, 06/01/55(d)	925	884,973
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(d)	8,165	8,377,148
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.25%, 07/01/52	11,460	11,807,504
		22,111,986
Massachusetts — 0.4%
Commonwealth of Massachusetts, GOL
Series B, 3.00%, 04/01/49	7,050	5,292,818
Series B, 2.00%, 04/01/50	3,600	2,071,938
Massachusetts Development Finance Agency, RB, Series D, Sustainability Bonds, 4.00%, 07/01/45	715	626,618
Massachusetts Development Finance Agency, Refunding RB(d)
4.13%, 10/01/42	855	793,527
5.00%, 10/01/57	1,900	1,803,870
		10,588,771
Michigan — 0.7%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	160	152,787
Michigan Finance Authority, Refunding RB
4.00%, 12/01/48	3,345	2,916,925
Series 2, 4.00%, 03/01/51	3,000	2,558,688
Michigan Strategic Fund, RB
5.00%, 11/15/42	280	277,374
AMT, 5.00%, 12/31/43	2,030	2,041,023
AMT, Sustainability Bonds, 4.00%, 10/01/61(e)	4,450	4,450,996
Wayne County Airport Authority, ARB, Series A, (AGM), 5.25%, 12/01/48	4,575	4,780,104
		17,177,897
Missouri — 0.3%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 4.00%, 01/01/45	3,850	3,598,516
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.88%, 06/15/34	315	318,752
Series A, 4.38%, 11/15/35	1,020	955,721
Series A, 5.75%, 06/15/54	1,665	1,678,842
Kansas City Industrial Development Authority, RB(d)
Series A-1, 5.00%, 06/01/46	965	967,094
Series A-1, 5.00%, 06/01/54	620	599,185
		8,118,110
Montana — 0.1%
Montana Facility Finance Authority, Refunding RB, Series A, 6.13%, 11/15/56	2,750	2,762,320
Security	Par (000)	Value
Nebraska — 0.1%
Nebraska Investment Finance Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 09/01/51	$1,100	$ 1,084,329
Nevada — 0.4%
City of Las Vegas Nevada Special Improvement District No. 613, SAB
5.25%, 12/01/47	435	435,992
5.50%, 12/01/53	245	246,867
City of Reno Nevada, SAB(d)
5.00%, 06/01/41	825	842,444
5.13%, 06/01/47	1,000	997,220
Nevada System of Higher Education, COP, Series A, (BAM-TCRS), 3.00%, 07/01/50	7,125	5,139,084
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/45	1,460	1,468,493
		9,130,100
New Hampshire — 1.3%
New Hampshire Business Finance Authority, RB
5.95%, 12/01/31(d)	1,345	1,344,205
5.88%, 12/15/36(d)	1,400	1,401,436
Series A, 4.13%, 08/15/40	1,435	1,283,980
Series A, 4.25%, 08/15/46	1,610	1,396,946
Series A, 4.50%, 08/15/55	3,350	2,756,858
New Hampshire Business Finance Authority, RB, CAB(f)
0.00%, 04/01/32(d)	1,755	1,216,029
0.00%, 12/15/33(d)	11,660	6,657,305
0.00%, 12/15/41	10,505	3,949,897
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	2,820	2,836,852
1st Series, Subordinate, 5.13%, 01/28/43(e)	3,520	3,463,810
Series 2025, Subordinate, 5.15%, 09/28/37	5,585	5,437,984
		31,745,302
New Jersey — 0.7%
Middlesex County Improvement Authority, RB, M/F Housing(d)
7.13%, 06/01/61	5,100	5,178,665
Class IA, 5.95%, 06/01/61	4,400	4,484,333
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/37	375	372,117
Series A, 5.25%, 11/01/54(d)	3,955	3,380,540
Series B, 6.50%, 04/01/31	1,525	1,526,574
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,960	1,806,530
		16,748,759
New Mexico — 0.0%
Mesa Del Sol Public Improvement District No. 1, RB, Series A, 5.45%, 10/01/55(d)	550	544,766
New York — 9.5%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/41(b)(c)	2,114	42,290
Build NYC Resource Corp., RB
5.50%, 06/01/56(d)	850	826,548
7.00%, 12/15/65(d)	2,800	2,817,221
Series A, 5.00%, 07/01/32	2,255	2,216,429
Series A, 5.13%, 07/01/33	620	636,847
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Build NYC Resource Corp., RB (continued)
Series A, 6.13%, 07/01/43	$1,780	$ 1,850,499
Series A, 6.38%, 07/01/53	3,260	3,342,609
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(d)	1,865	1,867,068
Dutchess County Local Development Corp., Refunding RB, Series B, Refunding RB, 4.00%, 07/01/49	5,000	4,249,147
Long Island Power Authority, Refunding RB, Series B, 09/01/56(g)	2,300	2,393,516
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Sustainable Bonds, 4.00%, 11/15/54	6,375	5,478,271
Metropolitan Transportation Authority, Refunding RB, Series C, Sustainable Bonds, (AGM), 4.00%, 11/15/48	4,500	3,886,160
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	6,860	6,243,282
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.20%, 11/01/44	3,190	2,998,677
Series A, Sustainable Bonds, 3.00%, 11/01/55	2,300	1,586,503
New York City Municipal Water Finance Authority, RB
Series CC-1, 4.00%, 06/15/49	5,500	4,942,527
Series CC-1, 4.00%, 06/15/52	3,675	3,268,824
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.00%, 05/01/51	5,605	5,714,947
Series E-1, 3.00%, 02/01/51	1,360	971,538
Subordinate, 5.00%, 02/01/53	7,700	7,828,990
Series B-1, Subordinate, 3.00%, 08/01/48	6,605	4,856,931
Series G-1, Subordinate, 5.00%, 05/01/52	5,655	5,739,617
Series H-1, Subordinate, 5.00%, 11/01/50	3,850	3,932,651
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(d)	2,900	2,759,627
New York Liberty Development Corp., Refunding RB
3.25%, 09/15/52	9,045	6,454,159
Series 1, 2.75%, 02/15/44	5,320	4,025,563
Series A, Sustainability Bonds, 3.00%, 11/15/51	8,150	5,598,655
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	3,800	2,668,864
New York State Dormitory Authority, RB, Series A, 4.00%, 07/01/50	9,145	7,923,039
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/49	2,235	2,004,050
Series A, 3.00%, 03/15/51	4,200	2,996,121
Series A, 5.00%, 03/15/53	6,000	6,128,726
Series E, 4.00%, 03/15/49	5,750	5,155,834
New York State Thruway Authority, RB
Series A, 5.00%, 09/15/50	19,265	19,854,434
Series A, 5.00%, 03/15/53	6,310	6,421,365
Series A, 5.00%, 09/15/54	3,855	3,925,286
Series N, 3.00%, 01/01/49	5,250	3,807,241
Sustainable Bonds, 5.00%, 03/15/55	10,000	10,159,366
New York State Thruway Authority, Refunding RB, Series A-1, 4.00%, 03/15/53	12,380	10,917,947
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	2,215	2,347,621
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/50	3,000	3,222,625
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	$8,610	$ 8,743,771
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/52	6,700	6,005,881
Series A-1, 4.00%, 11/15/54	12,500	11,024,976
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 4.00%, 05/15/51	8,800	7,910,966
TSASC, Inc., Refunding RB, Series B, 5.00%, 06/01/48	1,625	1,508,438
Ulster County Capital Resource Corp., RB, 5.88%, 09/15/59(d)	2,500	2,499,927
Westchester County Local Development Corp., RB, Senior Lien, 6.38%, 12/01/55(d)	1,030	1,061,193
Westchester County Local Development Corp., Refunding RB, 5.00%, 07/01/41(d)	3,300	3,276,491
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	670	546,984
Sub-Series C, 5.13%, 06/01/51	2,000	1,719,766
		228,360,008
North Carolina — 0.5%
North Carolina Medical Care Commission, RB
3.13%, 11/01/49	4,950	3,649,126
5.25%, 11/01/56	6,175	6,141,903
North Carolina Medical Care Commission, Refunding RB, 5.50%, 04/01/56	1,300	1,273,801
		11,064,830
North Dakota — 0.8%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	1,765	1,777,656
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	1,789,944
North Dakota Housing Finance Agency, RB, S/F Housing
Sustainability Bonds, 4.70%, 07/01/45	5,000	4,989,886
Sustainability Bonds, 4.95%, 07/01/50	10,000	9,950,808
		18,508,294
Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	9,655	7,300,644
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(f)	254,985	16,949,031
Cleveland-Cuyahoga County Port Authority, Refunding RB(d)
Series A, 5.38%, 01/01/39	455	455,658
Series A, 5.88%, 01/01/49	1,095	1,083,409
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	1,435	1,419,840
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	620	613,606
5.25%, 05/01/40	615	571,828
Ohio Higher Educational Facility Commission, Refunding RB, 4.00%, 10/01/47	3,500	2,821,873
Ohio Housing Finance Agency, RB, M/F Housing, Series A, 5.70%, 08/01/43(d)	3,500	3,576,652

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
Ohio Water Development Authority, RB, Series A, 5.00%, 12/01/41	$7,800	$ 8,483,455
Port of Greater Cincinnati Development Authority, Refunding RB, Subordinate, 5.00%, 12/01/63	3,850	3,853,023
		47,129,019
Oklahoma — 0.7%
Oklahoma Development Finance Authority, RB(d)
7.25%, 09/01/51	14,040	13,965,036
Series A-2, 7.25%, 09/01/51	1,920	1,909,749
Tulsa County Industrial Authority, RB, 5.25%, 07/01/46	700	668,503
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,056,477
		17,599,765
Oregon — 0.9%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50	800	779,754
Oregon Health & Science University, Refunding RB, Series A, Sustainability Bonds, 3.00%, 07/01/51	3,300	2,258,323
Oregon State Facilities Authority, RB(d)
Series A, 5.00%, 06/15/49	915	810,865
Series A, 5.25%, 06/15/55	505	447,596
Port of Portland Oregon Airport Revenue, Refunding ARB
Series 27-A, AMT, 4.00%, 07/01/50	18,310	15,860,475
Series 30A, AMT , Sustainability Bonds, 5.25%, 07/01/54	1,500	1,536,654
		21,693,667
Pennsylvania — 2.1%
Allegheny Community Broadband, Inc., RB(d)
7.75%, 09/01/45	530	523,417
8.00%, 09/01/51	625	602,223
Allentown Neighborhood Improvement Zone Development Authority, RB(d)
Series A, 5.25%, 05/01/32	200	204,398
Series A, 5.25%, 05/01/42	300	306,990
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	10,165	8,468,514
Doylestown Hospital Authority, Refunding RB(d)
5.00%, 07/01/31	485	506,726
5.38%, 07/01/39	1,125	1,208,150
Geisinger Authority, Refunding RB, Series A-1, 4.00%, 02/15/47	13,855	12,166,299
Lancaster County Hospital Authority, RB, 5.00%, 11/01/46	4,890	4,943,752
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/54	300	287,933
Montgomery County Higher Education and Health Authority, Refunding RB, (BAM-TCRS), 4.00%, 09/01/49	3,000	2,630,436
Pennsylvania Economic Development Financing Authority, RB
6.88%, 09/01/47(d)	11,590	12,632,317
AMT, 5.25%, 06/30/53	540	544,332
Pennsylvania Economic Development Financing Authority, Refunding RB(e)
Series B, 5.25%, 12/01/38	1,750	1,751,265
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB(e) (continued)
Series C, 5.25%, 12/01/37	$3,065	$ 3,067,268
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	640	597,343
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	490	519,230
		50,960,593
Puerto Rico — 8.1%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(f)	80,860	3,214,573
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(f)	2,000	241,235
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.75%, 07/01/31	3,402	3,670,890
Series A-1, Restructured, 4.00%, 07/01/41	1,059	992,412
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(f)	5,283	3,835,659
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(c)(e)	205,018	101,325,830
PRIFA Custodial Trust, RB, Series 2005, 0.00%, 03/15/49	3,300	888,787
Puerto Rico Electric Power Authority, RB
Series A, 7.25%, 07/01/30(b)(c)	250	188,438
Series A, 7.00%, 07/01/33(b)(c)	8,735	6,562,169
Series A, 6.75%, 07/01/36(b)(c)	5,830	4,379,787
Series A, 7.00%, 07/01/40	1,000	751,250
Series A, 5.00%, 07/01/42(b)(c)	1,605	1,167,637
Series A, 5.05%, 07/01/42(b)(c)	1,080	785,700
Series A, 7.00%, 07/01/43(b)(c)	775	582,219
Series A-1, 10.00%, 07/01/19(b)(c)	230	178,414
Series A-2, 10.00%, 07/01/19(b)(c)	1,161	900,107
Series A-3, 10.00%, 07/01/19(b)(c)	748	579,443
Series AAA, 5.25%, 07/01/29(b)(c)	190	138,225
Series B-3, 10.00%, 07/01/19(b)(c)	748	579,443
Series C-1, 5.40%, 01/01/18(b)(c)	2,054	1,494,413
Series C-2, 5.40%, 07/01/18(b)(c)	2,054	1,494,655
Series C-3, 5.40%, 01/01/20(b)(c)	208	151,085
Series C-4, 5.40%, 07/01/20(b)(c)	208	151,085
Series CCC, 5.00%, 07/01/22	715	520,162
Series CCC, 5.00%, 07/01/25	620	451,050
Series CCC, 5.25%, 07/01/26(b)(c)	590	429,225
Series CCC, 5.25%, 07/01/28(b)(c)	1,945	1,414,987
Series D-1, 7.50%, 01/01/20(b)(c)	2,332	1,766,664
Series D-2, 7.50%, 01/01/20(b)(c)	4,430	3,355,674
Series D-4, 7.50%, 07/01/20(b)(c)	709	537,261
Series TT, 5.00%, 07/01/18(b)(c)	900	654,750
Series TT, 5.00%, 07/01/27	2,290	1,665,975
Series WW, 5.50%, 07/01/17(b)(c)	475	345,563
Series WW, 5.50%, 07/01/18(b)(c)	415	301,913
Series WW, 5.50%, 07/01/19(b)(c)	335	243,713
Series WW, 5.38%, 07/01/24(b)(c)	815	592,912
Series WW, 5.25%, 07/01/25	1,940	1,411,350
Series WW, 5.25%, 07/01/33(b)(c)	315	229,163
Series WW, 5.50%, 07/01/38(b)(c)	415	301,913
Series XX, 5.25%, 07/01/26(b)(c)	2,500	1,818,750
Series XX, 5.25%, 07/01/35(b)(c)	705	512,888
Series XX, 5.75%, 07/01/36(b)(c)	2,870	2,087,925
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB(b)(c)
Series AAA, 5.25%, 07/01/22	$765	$ 556,537
Series UU, 0.00%, 07/01/17(e)	2,660	1,935,150
Series UU, 0.00%, 07/01/18(e)	125	90,938
Series UU, 0.00%, 07/01/20(e)	1,135	825,712
Series UU, 3.95%, 07/01/31(e)	1,345	978,487
Series ZZ, 5.25%, 07/01/19	1,050	763,875
Series ZZ, 5.25%, 07/01/23	370	269,175
Series ZZ, 5.25%, 07/01/25	265	192,788
Series ZZ, 5.00%, 07/01/28	345	250,988
Series ZZ, 5.00%, 12/29/49	330	240,075
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(b)(c)	1,505	1,094,887
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	680	765,363
Series A-2, AMT, 6.50%, 01/01/42	445	495,481
Series A-2, AMT, 6.75%, 01/01/45	680	765,363
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	17,449	16,764,966
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,440,431
Series A-2, Restructured, 4.78%, 07/01/58	2,995	2,831,044
Series B-1, Restructured, 5.00%, 07/01/58	3,580	3,402,528
Series B-2, Restructured, 4.78%, 07/01/58	626	588,929
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, CAB(f)
Series A-1, Restructured, 0.00%, 07/01/33	2,574	2,009,045
Series A-1, Restructured, 0.00%, 07/01/46	8,273	3,010,388
Series B-1, Restructured, 0.00%, 07/01/46	8,066	2,935,064
		195,102,508
Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., RB, Series A, (AGM), 5.00%, 07/01/65	5,080	4,817,966
Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/01/52(f)	6,280	841,326
		5,659,292
South Carolina — 1.7%
City of Goose Creek South Carolina, SAB, 5.25%, 10/01/45(d)	1,000	1,012,117
City of Hardeeville South Carolina, SAB(d)
3.50%, 05/01/32	110	99,367
3.88%, 05/01/41	240	203,603
4.00%, 05/01/52	165	124,505
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51(d)	2,240	2,253,132
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(d)	1,935	1,713,783
Series A, 5.63%, 10/01/60	1,330	1,314,097
South Carolina Jobs-Economic Development Authority, RB, M/F Housing(d)
6.88%, 03/01/65	14,610	13,973,623
Series A, 6.75%, 12/01/60	14,985	14,640,721
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Refunding RB, 6.25%, 07/01/56(d)	$1,550	$ 1,512,280
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/52	5,000	4,320,730
		41,167,958
Tennessee — 0.3%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, 5.25%, 12/01/54	1,500	1,528,437
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49	1,635	1,323,402
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(d)(f)	3,565	1,606,027
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/56	2,300	2,367,175
		6,825,041
Texas — 9.2%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)(c)(d)	2,340	117,000
Arlington Higher Education Finance Corp., RB(b)(c)(d)
5.63%, 08/15/54	6,160	3,696,000
7.50%, 04/01/62	1,970	985,000
7.88%, 11/01/62	1,670	1,002,000
Arlington Higher Education Finance Corp., Refunding RB, (PSF), 3.00%, 08/15/50	4,505	3,108,715
Beaumont Housing Authority, RB, M/F Housing, Series A, Senior Lien, 6.50%, 07/01/55(d)	1,255	1,230,640
Bonham Independent School District, GO, (PSF), 4.00%, 02/15/53	2,450	2,154,752
Central Texas Regional Mobility Authority, Refunding RB(f)
0.00%, 01/01/28	3,000	2,871,740
0.00%, 01/01/29	500	462,551
0.00%, 01/01/30	1,330	1,186,771
0.00%, 01/01/31	4,000	3,438,477
City of Anna Texas, SAB
4.88%, 09/15/31(d)	202	204,006
5.50%, 09/15/44(d)	769	785,194
5.75%, 09/15/54(d)	195	196,752
5.50%, 09/15/55	1,000	1,004,320
5.70%, 09/15/56(d)	1,200	1,183,588
City of Aubrey Texas, SAB(d)
5.38%, 12/31/45	1,000	1,001,220
5.63%, 12/31/55	1,750	1,719,372
City of Bastrop Texas, SAB, 5.63%, 09/01/55(d)	780	783,602
City of Buda Texas, SAB(d)
6.00%, 09/01/55	1,080	1,058,928
6.75%, 09/01/55	2,170	2,130,729
City of Celina Texas, SAB
5.38%, 09/01/45(d)	390	386,193
09/01/55(g)	570	558,407
5.63%, 09/01/55(d)	1,010	986,225
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	53	54,483
6.13%, 09/15/44	450	455,732
6.50%, 09/15/54	767	766,612

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Crandall Texas, SAB(d)
5.00%, 09/15/41	$500	$ 486,286
5.50%, 09/15/55	650	642,985
City of Ennis Texas, SAB(d)
5.25%, 09/15/45	600	607,017
5.50%, 09/15/55	880	882,771
City of Fate Texas, SAB, 5.75%, 08/15/54(d)	290	292,734
City of Friendswood Texas, SAB, 7.00%, 09/15/54	2,146	2,150,602
City of Gunter Texas, SAB(g)
09/15/56	3,618	3,550,514
09/15/56	2,430	2,388,013
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 4.00%, 07/01/41	3,600	3,293,672
City of Houston Texas Hotel Occupancy Tax & Special Revenue, Refunding RB, CAB, Series C, 1st Lien, (AGM), 0.00%, 09/01/49(f)	11,400	3,531,147
City of Hutto Texas, SAB(d)
5.13%, 09/01/45	300	300,471
5.38%, 09/01/60	1,000	967,952
City of Kyle Texas, SAB, 5.63%, 09/01/51	500	494,358
City of Lavon Texas, SAB
5.75%, 09/15/55	1,450	1,442,810
6.38%, 09/15/55	1,200	1,184,273
City of Marble Falls Texas, SAB(d)
4.63%, 09/01/31	100	97,325
4.88%, 09/01/41	295	279,088
6.38%, 09/01/44	180	179,298
5.13%, 09/01/51	500	447,789
6.63%, 09/01/54	1,140	1,100,870
City of Mclendon-Chisholm Texas, SAB, 09/15/56(g)	600	585,962
City of Oak Point Texas, SAB
5.10%, 09/15/44(d)	500	501,164
5.25%, 09/15/54(d)	230	219,177
5.63%, 09/15/54(d)	1,000	1,002,584
5.88%, 09/15/56	625	613,611
City of Pilot Point Texas, SAB
6.13%, 09/15/45(d)	1,440	1,502,354
6.00%, 09/15/46	900	901,174
6.75%, 09/15/46	655	655,810
6.25%, 09/15/56	1,400	1,381,920
7.00%, 09/15/56	650	642,210
City of Princeton Texas, SAB(d)
4.38%, 09/01/31	150	149,821
5.00%, 09/01/44	350	351,786
5.38%, 09/01/45	325	327,789
5.25%, 09/01/54	575	561,545
5.38%, 09/01/54	642	631,213
5.63%, 09/01/55	2,460	2,463,135
City of Royse City Texas, SAB, 5.63%, 09/15/56(d)	505	491,327
City of San Marcos Texas, SAB(d)
3.75%, 09/01/27	100	99,429
4.00%, 09/01/32	237	229,324
4.25%, 09/01/42	750	690,306
4.50%, 09/01/51	520	449,697
City of Seagoville Texas, SAB(d)
5.75%, 09/15/45	625	644,390
6.00%, 09/15/54	295	300,904
City of Terrell Texas, SAB, 7.00%, 09/15/55(d)	3,855	3,918,144
Cleveland Independent School District, GO, Series A, (PSF), 4.00%, 02/15/52	4,500	3,947,489
Security	Par (000)	Value
Texas (continued)
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(d)	$400	$ 376,369
Club Municipal Management District No. 1, SAB, 5.38%, 09/01/55(d)	550	536,598
County of Denton Texas, SAB, 5.88%, 12/31/45(d)	1,540	1,585,579
County of Hays Texas, Refunding SAB, 5.63%, 09/15/45(d)	1,050	1,062,141
County of Medina Texas, SAB, 5.75%, 09/01/56	800	788,024
DBR Series 2026-3 Terrell Trust, RB, Subordinate, 11.98%, 09/01/66	3,510	3,493,415
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	1,380	1,373,363
Harris County Cultural Education Facilities Finance Corp., Refunding RB
3.00%, 10/01/51	3,050	2,142,436
Series A, 5.00%, 01/01/43	520	515,285
Series A, 5.13%, 01/01/48	1,535	1,534,165
Harris County Improvement District No. 18, GO, Series A, (BAM), 3.50%, 09/01/47	1,465	1,174,409
Hemphill County Hospital District, GOL
4.63%, 02/01/39	1,500	1,362,708
4.75%, 02/01/45	2,500	2,153,803
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,100,444
Lamar Consolidated Independent School District, GO, Series A, (PSF), 5.00%, 02/15/58	8,000	8,090,588
Lower Colorado River Authority, Refunding RB, 5.25%, 05/15/56	5,400	5,566,283
Mesquite Independent School District, GO, (PSF), 5.25%, 08/15/52	3,800	3,998,878
Midland Independent School District, GO, (PSF), 4.00%, 02/15/54	15,400	13,634,310
Montgomery Independent School District, GO, (PSF), 4.00%, 02/15/53	6,500	5,703,001
New Caney Independent School District, GO, (PSF), 4.00%, 02/15/54	2,760	2,439,685
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 01/01/55	700	591,259
New Hope Cultural Education Facilities Finance Corp., Refunding RB
5.38%, 01/01/55	1,100	1,106,410
Series A, 6.75%, 10/01/52	5,000	5,128,775
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(d)	5,580	4,114,738
Port Arthur Housing Authority, RB, M/F Housing, Subordinate, 7.50%, 10/01/36(d)	1,740	1,674,258
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(d)	6,900	6,346,136
Port of Beaumont Navigation District, RB, AMT, 2.88%, 01/01/41(d)	2,225	1,589,884
Port of Beaumont Navigation District, Refunding RB(d)
Series A, AMT, 3.63%, 01/01/35	3,380	3,057,085
Series A, AMT, 4.00%, 01/01/50	31,160	23,903,335
San Antonio Education Facilities Corp., RB, Series A, 5.00%, 10/01/41	645	581,643
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 3.00%, 12/01/50	6,000	4,247,846
Texas Community Housing & Economic Development Corp., RB, M/F Housing, Series A1, Senior Lien, 6.25%, 01/01/65(d)	4,935	4,531,704
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	$1,500	$ 1,571,967
Texas Private Activity Bond Surface Transportation Corp., RB
AMT, 5.00%, 06/30/58	8,000	7,792,222
AMT, Senior Lien, 5.50%, 12/31/58	1,500	1,535,937
Texas Transportation Finance Corp. Refunding RB, Subordinate, 5.25%, 10/01/55	1,500	1,567,946
Texas Water Development Board, RB, 4.00%, 10/15/45	3,215	2,983,147
Thrall Independent School District, GO, (PSF), 4.00%, 02/15/52	3,700	3,245,713
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/53	5,000	4,401,186
		219,713,924
Utah — 1.0%
Black Desert Public Infrastructure District, GOL, Series A, 4.00%, 03/01/51(d)	3,921	3,192,095
County of Utah, RB, Series A, 3.00%, 05/15/50	940	679,542
Jordanelle Ridge Public Infrastructure District No. 3, GOL, Series A-1, 5.88%, 03/01/57	700	699,613
Jordanelle Ridge Public Infrastructure District No. 3, GOL, CAB, Series A-2, Convertible, 6.25%, 03/01/57	1,450	1,024,092
Mida Mountain Village Public Infrastructure District, TA(d)
Series 1, 5.50%, 06/01/50	1,450	1,465,754
Series 1, Subordinate, 5.13%, 06/15/54	2,000	1,954,806
Series 2, Subordinate, 5.75%, 06/15/44	1,500	1,547,378
Series 2, Subordinate, 6.00%, 06/15/54	1,500	1,540,268
Point Phase 1 Public Infrastructure District No. 1, RB, Series A-1, 6.13%, 03/01/55	1,000	1,034,640
Resort Core Public Infrastructure District No. 1, GOL, CAB, Series A-2, 6.38%, 03/01/57	3,400	2,626,207
Ridges Estates Infrastructure Financing District, SAB, 6.25%, 12/01/53(d)(g)	5,352	5,494,865
Utah City West Public Infrastructure District No. 1, SAB, 5.88%, 12/01/55(d)	950	961,037
Utah Infrastructure Agency, RB
5.50%, 10/15/44	460	477,243
5.50%, 10/15/48	435	441,561
Wood Ranch Public Infrastructure District, SAB, 5.63%, 12/01/53(d)	429	430,503
		23,569,604
Vermont(d) — 0.5%
East Central Vermont Telecommunications District, RB
Series A, 4.75%, 12/01/40	2,850	2,555,580
Series A, 4.50%, 12/01/44	3,695	3,056,476
Series A, 6.88%, 12/01/46	3,630	3,817,203
Series A, 4.50%, 12/01/50	3,000	2,256,602
		11,685,861
Virginia — 1.6%
Ballston Quarter Community Development Authority, TA
Series A, 5.50%, 03/01/46	500	466,542
Series A-1, 5.50%, 03/01/46	5,454	5,365,179
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59	4,432	4,100,126
Security	Par (000)	Value
Virginia (continued)
Fairfax County Industrial Development Authority, Refunding RB, Series A, 4.00%, 05/15/48	$1,780	$ 1,614,995
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/40(d)	1,790	1,670,047
James City County Economic Development Authority, RB, Series A, 6.88%, 12/01/58	1,475	1,601,675
Lower Magnolia Green Community Development Authority, SAB(d)
5.00%, 03/01/35	430	430,045
5.00%, 03/01/45	475	470,263
Lynchburg Economic Development Authority, RB, 5.50%, 01/01/56	6,000	6,268,014
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%, 01/01/49	1,250	1,173,008
Rockingham County Economic Development Authority, Refunding RB, Series A, 3.00%, 11/01/46	3,750	2,864,513
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	9,770	7,004,851
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	1,800	1,964,907
Series B3, 5.38%, 09/01/29	1,085	1,086,302
Virginia Commonwealth University Health System Authority, RB, Series A, 4.00%, 07/01/54	2,500	2,155,129
		38,235,596
Washington — 1.0%
State of Washington, GO, Series E, 5.00%, 08/01/40	6,200	6,788,614
Washington Economic Development Finance Authority, RB, AMT, 5.88%, 12/01/45	4,000	4,053,566
Washington State Housing Finance Commission, RB(d)
6.00%, 07/01/59	300	304,803
Series A, 5.75%, 01/01/53	720	698,008
Series A, 5.88%, 01/01/59	585	569,333
Series B2, 3.95%, 07/01/29	130	130,000
Washington State Housing Finance Commission, RB, M/F Housing, Series 1, Sustainability Bonds, 3.38%, 04/20/37	3,108	2,845,637
Washington State Housing Finance Commission, Refunding RB
5.75%, 01/01/35(d)	265	265,009
6.00%, 01/01/45(d)	940	939,957
Series A, 5.00%, 07/01/48	620	626,808
Series C-3, 6.25%, 01/01/56	6,300	6,449,364
		23,671,099
Wisconsin — 6.0%
Public Finance Authority, ARB, AMT, 4.00%, 07/01/41	530	484,423
Public Finance Authority, RB
6.25%, 10/01/31(b)(c)(d)	910	91,000
5.00%, 06/15/41(d)	925	811,998
7.00%, 10/01/47(b)(c)(d)	910	91,000
6.00%, 12/01/50(d)	1,020	1,037,181
5.00%, 06/15/53	645	596,703
5.75%, 12/01/54(d)	17,175	16,834,916
5.00%, 06/15/55(d)	2,405	1,890,561
6.00%, 12/01/55(d)	2,770	2,789,678
5.00%, 01/01/56(d)	3,790	3,126,326
6.00%, 10/01/60(d)	635	620,097
Class A, 4.00%, 09/01/51(d)	1,185	873,628
Class A, 6.45%, 04/01/60(d)	1,080	1,047,558
Class B, 5.49%, 07/01/62(d)(e)	8,800	7,172,000

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 4.25%, 06/15/31(d)	$170	$ 166,226
Series A, 5.00%, 06/01/40(d)	750	677,936
Series A, 5.00%, 06/15/41(d)	510	478,632
Series A, 7.75%, 07/01/43(b)(c)(d)	9,100	7,431,828
Series A, 5.00%, 12/15/44(d)	410	391,545
Series A, 7.00%, 01/01/45(d)	2,000	2,142,371
Series A, 6.85%, 11/01/46(b)(c)(d)	1,325	463,750
Series A, 7.00%, 11/01/46(b)(c)(d)	805	281,750
Series A, 5.00%, 06/01/49(d)	1,340	1,120,342
Series A, 5.63%, 06/15/49(d)	7,540	7,492,818
Series A, 5.00%, 06/15/51(d)	1,060	910,412
Series A, 5.25%, 12/01/51(b)(c)(d)	5,280	3,339,319
Series A, 5.00%, 06/15/55(d)	11,365	8,886,097
Series A, 7.50%, 07/01/59(d)	6,830	7,464,441
Series A, 7.25%, 01/01/61(d)	5,410	5,692,159
Series A-1, 4.50%, 01/01/35(d)	715	690,637
Series B, 0.00%, 01/01/35(d)(f)	925	556,212
Series B, 8.50%, 01/01/36(d)	2,750	2,530,888
Series B, 0.00%, 01/01/60(d)(f)	31,635	2,769,442
AMT, 5.75%, 06/30/60	1,565	1,618,148
AMT, 6.50%, 12/31/65	2,585	2,828,451
AMT, Sustainability Bonds, 4.00%, 09/30/51	4,000	3,332,403
AMT, Sustainability Bonds, 4.00%, 03/31/56	3,370	2,715,946
Public Finance Authority, RB, CAB(d)(f)
0.00%, 12/15/32	4,428	2,971,117
0.00%, 12/15/38	2,448	1,120,010
0.00%, 12/15/40	2,237	871,019
0.00%, 12/15/42	17,085	5,395,052
Public Finance Authority, RB, M/F Housing(d)
8.00%, 02/01/37	3,265	3,209,182
4.00%, 01/25/41(e)	8,585	3,748,165
Subordinate, 4.13%, 01/20/41(e)	7,161	3,832,321
Class A, Subordinate, 7.50%, 11/01/36	2,605	2,516,640
Series A, Subordinate, 7.13%, 07/01/65	2,740	2,711,079
Public Finance Authority, Refunding RB(d)
5.00%, 05/15/32	980	983,547
5.00%, 03/01/52	1,300	1,149,775
6.25%, 03/01/61	1,100	1,038,562
Wisconsin Center District, RB, CAB(f)
Series C, (AGM), 0.00%, 12/15/50	17,500	5,072,433
Series C, (AGM), 0.00%, 12/15/60	7,300	1,207,688
Series D, 0.00%, 12/15/55	4,140	924,303
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	1,375	1,416,787
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 11/15/46	3,450	3,072,589
4.00%, 01/01/47	2,540	2,183,269
		144,872,360
Total Municipal Bonds — 92.9% (Cost: $2,321,382,122)		2,230,440,796
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
District of Columbia — 0.4%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.00%, 06/01/50	$10,000	$ 10,342,550
New York — 1.7%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series H-1, Subordinate, 5.00%, 11/01/50	7,500	7,661,009
New York State Thruway Authority, RB, 2nd Series, Sustainability Bonds, 5.00%, 03/15/59	20,500	20,762,021
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series B-1, Senior Lien, 5.00%, 05/15/56	12,000	12,092,768
		40,515,798
Pennsylvania — 1.5%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 5.45%, 04/01/51	6,885	7,025,736
Series 149 A, 5.15%, 10/01/50(i)	20,000	20,124,116
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	7,500	7,453,191
		34,603,043
Texas — 0.4%
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/52	10,000	10,115,969
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.0% (Cost: $94,863,424)		95,577,360

	Beneficial Interest (000)
Other Interests
Financial Services — 0.0%
ESC Sumter County Industrial Development Authority(a)(j)	$250	—
Total Other Interests — 0.0% (Cost: $118,301)		—

Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Construction & Engineering — 0.2%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(a)(c)	2,616,581	$ 5,233,162
Total Warrants — 0.2% (Cost: $ — )		5,233,162
Total Long-Term Investments — 97.2% (Cost: $2,420,568,791)		2,332,980,962
Short-Term Securities
Money Market Funds — 4.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.19%(k)(l)	115,519,376	115,530,928
Total Short-Term Securities — 4.8% (Cost: $115,530,928)		115,530,928
Total Investments — 102.0% (Cost: $2,536,099,719)		2,448,511,890
Other Assets Less Liabilities — 1.0%		26,064,742
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.0)%		(72,999,420)
Net Assets — 100.0%		$ 2,401,577,212

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Zero-coupon bond.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2043, is $15,529,306.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 116,080,844	$ —	$ (549,916)(a)	$ —	$ —	$ 115,530,928	115,519,376	$ 2,133,019	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares High Yield Muni Active ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 1,427,474	$ 1,427,474
Corporate Bonds	—	302,170	—	302,170
Municipal Bonds	—	2,230,440,796	—	2,230,440,796
Municipal Bonds Transferred to Tender Option Bond Trusts	—	95,577,360	—	95,577,360
Other Interests	—	—	—	—
Warrants	—	—	5,233,162	5,233,162
Short-Term Securities
Money Market Funds	115,530,928	—	—	115,530,928
	$115,530,928	$2,326,320,326	$6,660,636	$2,448,511,890
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $72,409,999 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments